Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015
Transactions with related parties:
General and administrative expenses		$ 126		$ 185		$ 342		$ 293		$ 432		$ 573
Related Parties [Member]
Transactions with related parties:
Research and development expenses	[1]	1		30		10		157		199		812
General and administrative expenses	[1]		[2]	1			[2]	6		8		29
Finance expenses, net	[1]	$ 65	[3]	$ 30	[3]	$ 98	[3]	$ 85	[3]	$ 278	[4]	$ 86	[4]

[1]	Related to Service Agreement (see also Note 1b2).
[2]	Representing an amount less than $1
[3]	Related to Investment in Parent Company.
[4]	Related to Investment in Parent Company (see also Notes 2e and Note 5).